Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of components of profit/(loss) before income taxes

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Cayman Islands	(255,912)	(197,133)	(220,079)	(36,354)
PRC	(3,122,969)	(2,935,315)	(1,868,948)	(308,728)
U.S.	17,024	(46,550)	56,678	9,363
Other foreign countries	(37,333)	(218,631)	8,476	1,400
Total loss before income taxes	(3,399,190)	(3,397,629)	(2,023,873)	(334,319)

Schedule of income tax expenses (benefit)

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Current tax expense:
PRC	135,848	285	49,655	8,202
U.S.	7,380	4,503	77	13
Other foreign countries	38,855	9,622	11,909	1,967
Total current income tax expense	182,083	14,410	61,641	10,182
Deferred income tax benefit:
PRC	(322,506)	(219,143)	(19,679)	(3,251)
Other foreign countries	7,010	(1,009)	(10,937)	(1,806)
Sub-total	(315,496)	(220,152)	(30,616)	(5,057)
Total income tax expense (benefit)	(133,413)	(205,742)	31,025	5,125

Schedule of actual income tax expense (benefit) differs from the amounts computed by applying the PRC statutory income tax

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Computed expected tax expense (benefit)	(849,798)	(849,407)	(505,970)	(83,580)
PRC tax rate differential, preferential rate	22,119	215,678	138,736	22,918
Tax rate differential for non-PRC entities	95,814	109,157	57,459	9,492
Tax rate change	(4,124)	124,965	12,866	2,125
Tax holiday	(61,357)	—	(15,915)	(2,629)
Research and development tax credit	(56,391)	(37,839)	(21,028)	(3,474)
Non-deductible expenses:
Impairment of goodwill	68,346	—	—	—
Staff welfare in excess of allowable limits	2,672	7,386	1,630	269
Share based compensation	18,483	8,876	3,972	656
Entertainment expenses	1,335	2,092	1,951	322
Change in valuation allowance	627,295	194,715	352,978	58,308
German dividend withholding tax	10,400	9,529	2,016	333
Others	(8,207)	9,106	2,330	385
Actual income tax expense (benefit)	(133,413)	(205,742)	31,025	5,125

Schedule of principal components of the deferred income tax assets and deferred income tax liabilities

	Year ended December 31,
	2012	2013
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	61,853	59,631	9,850
Inventories	23,727	7,035	1,162
Employee benefits	6,969	10,018	1,655
Accrued warranty	85,277	105,842	17,484
Property, plant and equipment	588,342	617,045	101,928
Change in fair value of derivative instruments	1,535	552	91
Net operating loss carryforwards	620,210	876,685	144,818
Investment loss	3,139	3,178	525
Provision for inventory purchase commitment	111,272	199,782	33,002
Total gross deferred income tax assets	1,502,324	1,879,768	310,515
Valuation allowance	(822,010)	(1,174,988)	(194,094)
Net deferred income tax assets	680,314	704,780	116,421

Gross deferred income tax liabilities:

Property, plant and equipment	(23,751)	(19,296)	(3,188)
Intangible assets	(9,354)	(8,804)	(1,454)
Withholding income tax	(6,001)	(4,856)	(802)
Total gross deferred income tax liabilities	(39,106)	(32,956)	(5,444)

Net deferred income tax assets	641,208	671,824	110,977

Schedule of current and noncurrent net deferred income tax assets

	Year ended December 31,
	2012	2013
	RMB	RMB	US$

Current deferred income tax assets, included in prepaid expenses and other current assets	114,002	114,357	18,890
Non-current deferred income tax assets, included in other assets	548,085	576,628	95,252
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(6,001)	(4,856)	(802)
Non-current deferred income tax liabilities, included in other liabilities	(14,878)	(14,305)	(2,363)
Net deferred income tax assets	641,208	671,824	110,977

Schedule of movements of the valuation allowance

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Balance at the beginning of the year	—	627,295	822,010	135,786
Additions of valuation allowance	627,295	244,809	474,397	78,365
Reduction of valuation allowance	—	(50,094)	(121,419)	(20,057)
Balance at the end of the year	627,295	822,010	1,174,988	194,094